Business Combinations and Acquisition of Non-controlling Interests - Summary of Fair Value of Identifiable Assets and liabilities as of Date of Each Acquisition (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 01, 2019	Oct. 29, 2019	Sep. 29, 2019	May 31, 2019	May 07, 2019	Apr. 29, 2019	Jan. 01, 2019	Jan. 01, 2018	Sep. 28, 2017	Jan. 23, 2017	Dec. 21, 2015
Assets
Deferred income tax	R$ 156,748	R$ 99,460	R$ 5,860							R$ 100,073	R$ 7,310
Right-of-use assets	21,631									18,225
Total assets	3,161,423	1,334,878
Liabilities
Leases	(25,857)									R$ (20,089)
Loans and financing	(98,561)
Total liabilities	(1,566,613)	(264,994)
Forward contract of controlling interest at acquisition	29,728
Retained payments	874,440
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	473	R$ 659	(6,657)
EEM Licenciamento de Programas Educacionais S.A. ("Escola em Movimento")
Assets
Cash and cash and equivalents	219
Trade receivables	126
Recoverable taxes	12
Other assets	14
Property and equipment	80
Intangible assets	5,866
Total assets	6,317
Liabilities
Trade payables	(48)
Labor and social obligations	(240)
Taxes and contributions payable	(109)
Loans and financing	(548)
Other liabilities	(156)
Total liabilities	(1,101)
Total identifiable net assets at fair value	5,216
Goodwill arising on acquisition	13,069								R$ 13,069
Purchase consideration transferred	18,285								18,285
Cash paid	16,355					R$ 260			R$ 16,095
Retained payments	1,930
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(649)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(16,136)
Nave a Vela Ltda. ("Nave")
Assets
Cash and cash and equivalents	1,565
Trade receivables	896
Inventories	897
Recoverable taxes	7
Other assets	284
Property and equipment	292
Intangible assets	19,009
Total assets	22,950
Liabilities
Trade payables	(271)
Labor and social obligations	(1,444)
Taxes and contributions payable	(50)
Income taxes payable	(2)
Other liabilities	(546)
Total liabilities	(2,313)
Total identifiable net assets at fair value	20,637
Goodwill arising on acquisition	37,557				R$ 37,557
Purchase consideration transferred	58,194				58,194		R$ 4,200
Cash paid	21,098				R$ 21,098
Forward contract of controlling interest at acquisition	29,728
Fair value of previously held interest in a step acquisition	7,368
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(467)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(19,533)
Sistema Positivo de Ensino ("Positivo")
Assets
Cash and cash and equivalents	37,635
Trade receivables	72,780
Inventories	13,664
Recoverable taxes	99
Deferred income tax	7,518
Other assets	1,526
Property and equipment	4,760
Right-of-use assets	5,241
Intangible assets	773,134
Total assets	916,357
Liabilities
Trade payables	(12,463)
Labor and social obligations	(29,607)
Taxes and contributions payable	(2,937)
Income taxes payable	(22,643)
Leases	(5,374)
Total liabilities	(73,024)
Total identifiable net assets at fair value	843,333
Goodwill arising on acquisition	830,028							R$ 830,028
Purchase consideration transferred	1,673,361			R$ 1,745,160				R$ 800,851
Cash paid	800,851
Retained payments	872,510
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(27,389)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	R$ (763,216)
NS Educacao Ltda. ("NS Educacao")
Assets
Cash and cash and equivalents			1
Intangible assets			9,707
Total assets			9,708
Liabilities
Total identifiable net assets at fair value			9,708
Goodwill arising on acquisition			28,826									R$ 28,826
Purchase consideration transferred			38,534									38,534
Cash paid			29,037									R$ 29,037
Deferred payments			9,497
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)			(498)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)			(29,036)
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School")
Assets
Cash and cash and equivalents			689
Trade receivables			10,576
Inventories			1,837
Recoverable taxes			173
Other assets			470
Property and equipment			323
Intangible assets			29,736
Total assets			43,804
Liabilities
Trade payables			(2,327)
Labor and social obligations			(696)
Taxes and contributions payable			(119)
Income taxes payable			(410)
Other liabilities			(340)
Total liabilities			(3,892)
Total identifiable net assets at fair value			39,912										R$ 39,912
Goodwill arising on acquisition			27,598										27,598
Purchase consideration transferred			67,510										R$ 67,510	R$ 12,300
Capital contribution			5,300
Forward contract of controlling interest at acquisition			30,144
Fair value of previously held interest in a step acquisition			32,066
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)			(85)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)			R$ 689